Commitments and Contingencies - Additional Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Future lease payments under short-term leases not recognized	$ 300,000	$ 400,000
Contingent assets	0	0
Contingent liabilities	$ 0	$ 0